Segment Reporting - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 10,981	$ 30,058	$ 23,198
Cost of revenue	6,775	15,589	13,267
Total operating expenses	20,919	18,190	7,216
Income / (loss) before income taxes	(18,116)	(3,043)	2,525
Income tax (expense) / recovery	(3,085)	(225)	3,245
Segment assets	97,566	27,935
Income tax recovery / (expense)	3,085	225	(3,245)
Semiconductors
Segment Reporting Information [Line Items]
Revenues	10,981	30,058	23,198
Cost of revenue	7,253	16,009	13,399
Segment gross profit	3,728	14,049	9,799
Total operating expenses	12,845	12,300	7,233
Other segment items	(109)	(1,706)	61
Segment profit /(loss) before income taxes	(9,008)	3,455	2,505
Interest revenue	160	88
Interest expense	95	109	250
Depreciation and amortization	628	571	408
Profit / (loss) from intersegment sales
Income tax (expense) / recovery	(3,077)	(218)	(3,251)
Segment assets	13,564	23,736	21,587
Income tax recovery / (expense)	3,077	218	3,251
Total
Segment Reporting Information [Line Items]
Revenues	10,981	30,058	23,198
Cost of revenue	7,253	16,009	13,399
Segment gross profit	3,728	14,049	9,799
Total operating expenses	21,011	13,603	7,233
Other segment items	842	3,510	61
Segment profit /(loss) before income taxes	(18,125)	(3,064)	2,505
Other profit or loss2	9	21	20
Elimination of intersegment profits
Income / (loss) before income taxes	(18,116)	(3,043)	2,525
Interest revenue	771	93
Interest expense	566	298	250
Depreciation and amortization	630	571	408
Profit / (loss) from intersegment sales
Income tax (expense) / recovery	(3,077)	(218)	(3,251)
Segment assets	123,902	47,694	21,587
Income tax recovery / (expense)	3,077	218	$ 3,251
Corporate
Segment Reporting Information [Line Items]
Cost of revenue
Segment gross profit
Total operating expenses	8,166	1,303
Other segment items	951	5,216
Segment profit /(loss) before income taxes	(9,117)	(6,519)
Interest revenue	611	5
Interest expense	471	189
Depreciation and amortization	2
Profit / (loss) from intersegment sales
Income tax (expense) / recovery
Segment assets	110,338	23,958
Income tax recovery / (expense)